Share-based payments - Share Options Activity (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Average exercise price (USD) per share option
Options as of January 1 (in USD per share) | $ / shares	$ 0.05	$ 3.32	$ 0.05	$ 0.05
Granted during the year (in USD per share) | $ / shares		6.96	4.90	0.05
Exercised during the year (in USD per share) | $ / shares		4.84
Replaced with restricted ordinary shares during the year (in USD per share) | $ / shares				0.05
Forfeited during the year (in USD per share) | $ / shares		5.37		0.05
Expired during the year (in USD per share) | $ / shares		5.61	0.05
Outstanding as of December 31 (in USD per share) | $ / shares		5.30	3.32	0.05
Vested as of December 31 (in USD per share) | $ / shares		3.49	3.31	0.05
Exercisable as of December 31 (in USD per share) | $ / shares		$ 3.49	$ 3.31	$ 0.05
Number of options
Options as of January 1 (in shares) | shares	501,000	3,847,800	1,252,900	501,000
Granted during the year (in shares) | shares		4,092,900	2,598,400	1,193,400
Exercised during the year (in shares) | shares		(40,204)
Replaced with restricted ordinary shares during the year (in shares) | shares	431,000			(431,000)
Forfeited during the year (in shares) | shares		(207,738)		(10,500)
Expired during the year (in shares) | shares		(15,171)	(3,500)
Outstanding as of December 31 (in shares) | shares		7,677,587	3,847,800	1,252,900
Vested as of December 31 (in shares) | shares		2,006,333	489,715	29,250
Exercisable as of December 31 (in shares) | shares		2,006,333	489,715	29,250